PRODUCT SUPPORT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
Changes in Product Support Liabilities

Changes in product support liabilities are summarized as follows:

	2011	2010	2009
Beginning balance	$372.2	$386.4	$450.4
Cost accruals and revenue deferrals	304.3	172.4	169.0
Payments and revenue recognized	(219.6)	(171.3)	(245.6)
Currency translation	(8.2)	(15.3)	12.6

Ending balance	$448.7	$372.2	$386.4

Product Support Liabilities

Product support liabilities are included in the accompanying Consolidated Balance Sheets as follows:

At December 31,	2011	2010
Truck and Other:
Accounts payable, accrued expenses and other	$310.4	$231.3
Other liabilities	74.6	83.2
Financial Services:
Deferred taxes and other liabilities	63.7	57.7

	$448.7	$372.2